Loans - Impaired Loans of Company (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Financial Receivables [Line Items]
Recorded Investment	$ 33,472	$ 41,181
Unpaid Principal Balance	37,985	43,747
Related Allowance	376	649
Average Recorded Investment	40,763	51,672	49,677
Interest Income Recognized	2,312	3,337	4,434
Interest Income Recognized on Cash Basis	1,190	2,172	3,286
Impaired Loans Without a Valuation Allowance [Member]
Schedule Of Financial Receivables [Line Items]
Recorded Investment	29,911	34,500
Unpaid Principal Balance	34,297	36,754
Related Allowance
Impaired Loans With a Valuation Allowance [Member]
Schedule Of Financial Receivables [Line Items]
Recorded Investment	3,561	6,681
Unpaid Principal Balance	3,688	6,993
Related Allowance	376	649
One-to Four-Family [Member]
Schedule Of Financial Receivables [Line Items]
Recorded Investment	4,089	4,486
Related Allowance	132	128
Average Recorded Investment	4,627	4,510	5,285
Interest Income Recognized	219	245	344
Interest Income Recognized on Cash Basis	192	196	288
One-to Four-Family [Member] | Impaired Loans Without a Valuation Allowance [Member]
Schedule Of Financial Receivables [Line Items]
Recorded Investment	2,399	2,157
Unpaid Principal Balance	2,699	2,465
Related Allowance
One-to Four-Family [Member] | Impaired Loans With a Valuation Allowance [Member]
Schedule Of Financial Receivables [Line Items]
Recorded Investment	1,690	2,329
Unpaid Principal Balance	1,806	2,330
Related Allowance	132	128
Multi-Family Residential Real Estate [Member]
Schedule Of Financial Receivables [Line Items]
Recorded Investment	4,002	5,784
Related Allowance		90
Average Recorded Investment	5,694	8,959	4,346
Interest Income Recognized	300	752	428
Interest Income Recognized on Cash Basis	292	717	415
Multi-Family Residential Real Estate [Member] | Impaired Loans Without a Valuation Allowance [Member]
Schedule Of Financial Receivables [Line Items]
Recorded Investment	4,002	5,419
Unpaid Principal Balance	4,002	5,893
Related Allowance
Multi-Family Residential Real Estate [Member] | Impaired Loans With a Valuation Allowance [Member]
Schedule Of Financial Receivables [Line Items]
Recorded Investment		365
Unpaid Principal Balance		482
Related Allowance		90
Home Equity Lines of Credit [Member]
Schedule Of Financial Receivables [Line Items]
Recorded Investment	21	22
Related Allowance
Average Recorded Investment	22	23	124
Interest Income Recognized	1	1	8
Interest Income Recognized on Cash Basis	1	1	8
Home Equity Lines of Credit [Member] | Impaired Loans Without a Valuation Allowance [Member]
Schedule Of Financial Receivables [Line Items]
Recorded Investment	21	22
Unpaid Principal Balance	21	22
Related Allowance
Commercial Real Estate [Member]
Schedule Of Financial Receivables [Line Items]
Recorded Investment	10,820	12,146
Related Allowance	190	204
Average Recorded Investment	13,010	14,479	12,383
Interest Income Recognized	654	857	959
Interest Income Recognized on Cash Basis	314	498	710
Commercial Real Estate [Member] | Impaired Loans Without a Valuation Allowance [Member]
Schedule Of Financial Receivables [Line Items]
Recorded Investment	9,327	9,752
Unpaid Principal Balance	10,014	10,054
Related Allowance
Commercial Real Estate [Member] | Impaired Loans With a Valuation Allowance [Member]
Schedule Of Financial Receivables [Line Items]
Recorded Investment	1,493	2,394
Unpaid Principal Balance	1,493	2,394
Related Allowance	190	204
Construction [Member]
Schedule Of Financial Receivables [Line Items]
Recorded Investment	13,308	18,319
Related Allowance	54	227
Average Recorded Investment	16,452	23,027	26,849
Interest Income Recognized	1,076	1,428	2,572
Interest Income Recognized on Cash Basis	359	706	1,750
Construction [Member] | Impaired Loans Without a Valuation Allowance [Member]
Schedule Of Financial Receivables [Line Items]
Recorded Investment	12,930	16,726
Unpaid Principal Balance	15,926	17,818
Related Allowance
Construction [Member] | Impaired Loans With a Valuation Allowance [Member]
Schedule Of Financial Receivables [Line Items]
Recorded Investment	378	1,593
Unpaid Principal Balance	389	1,787
Related Allowance	54	227
Commercial Business Loans [Member]
Schedule Of Financial Receivables [Line Items]
Recorded Investment	1,232	424
Related Allowance
Average Recorded Investment	958	674	690
Interest Income Recognized	62	54	123
Interest Income Recognized on Cash Basis	32	54	115
Commercial Business Loans [Member] | Impaired Loans Without a Valuation Allowance [Member]
Schedule Of Financial Receivables [Line Items]
Recorded Investment	1,232	424
Unpaid Principal Balance	1,635	502
Related Allowance